Obligations Related to Finance Leases	12 Months Ended
Dec. 31, 2019
Lessee, Finance Lease, Description [Abstract]
Lessee, Finance Leases [Text Block]
11. Obligations Related to Finance Leases

	December 31, 2019 $	December 31, 2018 $
Teekay LNG
LNG Carriers	1,410,904	1,274,569
Suezmax Tanker	—	23,987
Teekay Tankers
Suezmax Tankers	216,546	191,267
Aframax Tankers	173,284	157,899
LR2 Product Tanker	24,958	26,123
Total obligations related to finance leases	1,825,692	1,673,845
Less current portion	(95,339)	(102,115)
Long-term obligations related to finance leases	1,730,353	1,571,730

Teekay LNG

As at December 31, 2019, Teekay LNG was a party to finance leases on nine LNG carriers (December 31, 2018 – eight LNG carriers). Upon delivery of these nine LNG carriers between February 2016 and January 2019, Teekay LNG sold these vessels to third parties (or Lessors) and leased them back under 7.5- to 15-year bareboat charter contracts ending in 2026 through to 2034. At the inception of these leases, the weighted-average interest rate implicit in these leases was 5.1%. The bareboat charter contracts are presented as obligations related to finance leases on the Company's consolidated balance sheets and have purchase obligations at the end of the lease terms.

Teekay LNG consolidates seven of the nine Lessors for financial reporting purposes as VIEs. Teekay LNG understands that these vessels and lease operations are the only assets and operations of the Lessors. Teekay LNG operates the vessels during the lease term and as a result, is considered to be, under GAAP, the Lessors' primary beneficiary. The sale and leaseback of two of Teekay LNG's vessels are accounted for as failed sales. Teekay LNG is not considered as holding a variable interest in these buyer Lessor entities and thus, does not consolidate these entities.

The liabilities of the seven Lessors considered as VIEs are loans and are non-recourse to Teekay LNG. The amounts funded to the seven Lessors in order to purchase the vessels materially match the funding to be paid by Teekay LNG's subsidiaries under the sale-leaseback transactions. As a result, the amounts due by Teekay LNG's subsidiaries to the seven Lessors considered as VIEs have been included in obligations related to finance leases as representing the Lessors' loans.

During January 2019, Teekay LNG sold the Yamal Spirit and leased it back for a period of 15 years, with an option granted to Teekay LNG to extend the lease term by an additional five years. Teekay LNG is required to purchase the vessel at the end of the lease term. During September 2019, Teekay LNG refinanced the Torben Spirit by acquiring the Torben Spirit from its original Lessor and then selling the vessel to another Lessor and leasing it back for a period of 7.5 years. Teekay LNG is required to purchase the vessel at the end of the lease term. As a result of this refinancing transaction, Teekay LNG recognized a loss of $1.4 million for the year ended December 31, 2019 on the extinguishment of the original finance lease which was included in other loss in the consolidated statements of loss.

The obligations of Teekay LNG under the bareboat charter contracts for the nine LNG carriers are guaranteed by Teekay LNG. In addition, the guarantee agreements require Teekay LNG to maintain minimum levels of tangible net worth and aggregate liquidity, and not to exceed a maximum amount of leverage. As at December 31, 2019, Teekay LNG was in compliance with all covenants in respect of the obligations related to its finance leases.

As at December 31, 2019, the remaining commitments related to the finance leases of these nine LNG carriers (December 31, 2018 – eight LNG carriers), including the amounts to be paid for the related purchase obligations, approximated $1.9 billion (December 31, 2018 – $1.7 billion), including imputed interest of $470.9 million (December 31, 2018 – $435.3 million), repayable from 2020 through 2034, as indicated below:

Commitments
December 31, 2019
Year	$
2020	140,386
2021	138,601
2022	136,959
2023	135,459
2024	132,011
Thereafter	1,198,366

As at December 31, 2018, Teekay LNG was a party, as lessee, to a finance lease on one Suezmax tanker, the Toledo Spirit. As at December 31, 2018, the remaining commitments related to the finance lease for the tanker, including the related purchase obligation, approximated $24.2 million, including imputed interest of $0.2 million, repayable in 2019. In January 2019, the charterer, who is also the owner, sold the Toledo Spirit to a third party, which resulted in Teekay LNG returning the vessel to its owner and the concurrent extinguishment of the obligation related to finance lease.

Teekay Tankers

In May 2019, Teekay Tankers completed a $63.7 million sale-leaseback financing transaction with a financial institution relating to two of Teekay Tankers' Suezmax tankers, the Aspen Spirit and Cascade Spirit.

In November 2018, Teekay Tankers completed an $84.7 million sale-leaseback financing transaction with a financial institution relating to four of Teekay Tankers' vessels, consisting of two Aframax tankers, one Suezmax tanker and one Long Range 2 (or LR2) product tanker, the Explorer Spirit, Navigator Spirit, Pinnacle Spirit and Trysil Spirit.

In September 2018, Teekay Tankers completed a $156.6 million sale-leaseback financing transaction with a financial institution relating to six of its Aframax tankers, the Blackcomb Spirit, Emerald Spirit, Garibaldi Spirit, Peak Spirit, Tarbet Spirit and Whistler Spirit.

In July 2017, Teekay Tankers completed a $153.0 million sale-leaseback financing transaction with a financial institution relating to four of its Suezmax tankers, the Athens Spirit, the Beijing Spirit, the Moscow Spirit and the Sydney Spirit.

Under these arrangements, Teekay Tankers transferred the vessels to subsidiaries of the financial institutions (or collectively, the Lessors), and leased the vessels back from the Lessors on bareboat charters ranging from 9 to 12-year terms. Teekay Tankers has the option to purchase each of the 16 tankers at various times starting between July 2020 and November 2021 until the end of their respective lease terms. Teekay Tankers is also obligated to purchase six of the Aframax vessels and two of the Suezmax vessels upon maturity of their respective bareboat charters.

Teekay Tankers consolidates 14 of the 16 Lessors for financial reporting purposes as VIEs. Teekay Tankers understands that these vessels and lease operations are the only assets and operations of the Lessors. Teekay Tankers operates the vessels during the lease terms, and as a result, is considered to be the Lessor's primary beneficiary.

The liabilities of the 14 Lessors are loans that are non-recourse to Teekay Tankers. The amounts funded to the 14 Lessors in order to purchase the vessels materially match the funding to be paid by Teekay Tankers' subsidiaries under these lease-back transactions. As a result, the amounts due by Teekay Tankers' subsidiaries to the 14 Lessors considered as VIEs have been included in obligations related to finance leases as representing the Lessors' loans.

Subsequent to the adoption of ASU 2016-02 on January 1, 2019, sale and leaseback transactions where the lessee has a purchase obligation are treated as a failed sale. Consequently, Teekay Tankers has not derecognized the Aspen Spirit and Cascade Spirit and continues to depreciate the assets as if it was the legal owner. Proceeds received from the sale are set up as an obligation related to finance lease and bareboat charter hire payments made by Teekay Tankers to the Lessor are allocated between interest expense and principal repayments on the obligation related to finance lease.

The bareboat charters related to each of these 16 vessels require that Teekay Tankers maintain minimum liquidity (cash, cash equivalents and undrawn committed revolving credit lines with at least six months to maturity) of $35.0 million and at least 5.0% of Teekay Tankers' consolidated debt and obligations related to finance leases (excluding applicable security deposits reflected in restricted cash – non-current on the Company's consolidated balance sheets).

Four of the bareboat charters require Teekay Tankers to maintain, for each vessel, a hull coverage ratio of 90% of the total outstanding principal balance during the first three years of the lease period and 100% of the total outstanding principal balance thereafter. As at December 31, 2019, this ratio was approximately 122% (December 31, 2018 – 101%).
Six of the bareboat charters require Teekay Tankers to maintain, for each vessel, a hull coverage ratio of 78% of the total outstanding principal balance during the first year of the lease period, 78% for the second year, 80% for the following two years and 90% of the total outstanding principal balance thereafter. As at December 31, 2019, this ratio was approximately 115% (December 31, 2018 – 91%).
Four of the bareboat charters also require Teekay Tankers to maintain, for each vessel, a hull overage ratio of 100% of the total outstanding principal balance. As at December 31, 2019, this ratio was approximately 158% (December 31, 2018 – 122%).
The remaining two bareboat charters also require Teekay Tankers to maintain, for each vessel, a minimum hull coverage ratio of 75% of the total outstanding principal balance during the first year of the lease period, 78% for the second year, 80% for the following two years and 90% of the total outstanding principal balance thereafter. As at December 31, 2019, this ratio was approximately 109% (December 31, 2018 – nil).
Such requirements are assessed annually with reference to vessel valuations compiled by one or more agreed upon third parties. As of the date these consolidated financial statements were issued, Teekay Tankers was in compliance with all covenants in respect of the obligations related to finance leases.

The weighted average interest rate on Teekay Tankers’ obligations related to finance leases as at December 31, 2019 was 7.6% (December 31, 2018 – 7.5%).

As at December 31, 2019, the total remaining commitments under the 16 finance leases of Teekay Tankers' Suezmax, Aframax and LR2 product tankers, including the amounts to be paid for the related purchase obligations, approximated $601.7 million (December 31, 2018 – $557.1 million), including imputed interest of $186.9 million (December 31, 2018 – $181.8 million), repayable from 2020 through 2030, as indicated below:

Commitments
December 31, 2019
Year	$
2020	56,364
2021	56,202
2022	56,193
2023	56,184
2024	56,328
Thereafter	320,388